Expense Example - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example:
1 year	$ 62
3 years	262
5 years	493
10 years	1,156
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example:
1 year	493
3 years	751
5 years	1,041
10 years	1,865
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example:
1 year	273
3 years	602
5 years	1,071
10 years	2,169
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example:
1 year	493
3 years	756
5 years	1,052
10 years	1,894
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example:
1 year	72
3 years	292
5 years	546
10 years	$ 1,271